PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [abstract]
Property and equipment	$ 2,000,000	$ 2,000,000
Additions, net of disposals	0	1,000,000
Depreciation, net of disposals	0	0
Disposals	$ 0	$ 0